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VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549
July 1, 2016

Re:	John Hancock Variable Insurance Trust (the “Trust”), on behalf of: Lifestyle Growth PS Series International Value Trust 500 Index Trust B (each a “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Franklin Templeton Founding Allocation Trust, International Core Trust, and U.S. Equity Trust, each a series of the Trust, into Lifestyle Growth PS Series, International Value Trust, and 500 Index Trust B, each also a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on August 1, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano
George P. Attisano

Cc:	Betsy Anne Seel,

Assistant Secretary of the Trust